Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash Balances	The following table provides a reconciliation of the cash and cash equivalents balances reported on the balance sheets and the cash, cash equivalents and restricted cash balances reported in the statements of cash flows:
	December 31,
	2022	2023

Cash and cash equivalents, as reported on the balance sheets	$5,836	$12,657
Restricted cash, as reported on the balance sheets	850	-

Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$6,686	$12,657

Schedule of Estimated Useful Lives of the Assets	Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:
%

Manufacturing equipment	10
Computers and software	33
Laboratory equipment	10 - 15
Furniture and office equipment	7 - 15
Cars	20

Schedule of Assumptions for Options Granted To Employees and Non-Employees	The Company used the following assumptions for options granted to employees and non-employees:
		Year ended December 31,
		2021	2022	2023

Expected term (years)	1	5.0-6.3	5.5-6.1	2.5-6.1
Expected volatility	2	85.5%-89.2%	43.5%-87.8%	50.6%-58.0%
Risk-free interest rate	3	0.8%-1.4%	1.6%-3.8%	3.8%-4.5%
Expected dividend yield	4	0%	0%	0%
Fair value of Ordinary share	5	$5.90-$7.64	$4.20-$11.41	$3.01-$4.60
Exercise price		$4.00-$11.50	$4.66-$11.50	$3.01-$4.60